SHARE-BASED PAYMENT - Fair value of share options (Details)	12 Months Ended
Jun. 30, 2023 USD ($) Y $ / shares
SHARE-BASED PAYMENTS
Exercise price	$ 4.55
Estimates of options that will be exercised (as a percent)	100.00%
Directors and Sr. Management
SHARE-BASED PAYMENTS
Weighted average fair value of shares	$ 5.42
Exercise price	$ 4.55
Weighted average expected volatility	29.69%
Dividend rate	0.00%
Weighted average risk-free interest rate	1.66%
Weighted average expected life | Y	9.89
Weighted average fair value of stock options at measurement date | $	$ 2.47
Junior Management
SHARE-BASED PAYMENTS
Weighted average fair value of shares	$ 13.98
Exercise price	$ 5.55
Weighted average expected volatility	42.18%
Dividend rate	0.00%
Weighted average risk-free interest rate	1.17%
Weighted average expected life | Y	9.22
Weighted average fair value of stock options at measurement date | $	$ 10.10
Options incentive Plan | Junior Management
SHARE-BASED PAYMENTS
Exercise price	$ 5.55